Schedule of Investments (unaudited) March 31, 2023	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 3.3%
TELUS Corp.	1,044,942	$20,744,206

China — 2.9%
Budweiser Brewing Co. APAC Ltd.(a)	4,011,500	12,208,306
Yum China Holdings, Inc.(b)	100,923	6,397,509

		18,605,815

Denmark — 4.4%
Novo Nordisk A/S, Class B	175,600	27,889,013

France — 15.6%
Air Liquide SA	80,669	13,503,070
EssilorLuxottica SA	65,768	11,859,468
Kering SA	35,523	23,176,183
LVMH Moet Hennessy Louis Vuitton SE	25,681	23,572,803
Sanofi	251,801	27,315,049

		99,426,573

Germany — 2.1%
MTU Aero Engines AG	52,623	13,168,365

India — 2.9%
HDFC Bank Ltd.	889,985	17,504,968
Jasper Infotech Private Ltd., Series I, (Acquired 01/25/22, Cost: $3,948,600)(c)(d)	848,000	629,841

		18,134,809

Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	39,288,600	12,448,701

Japan — 3.5%
Daiichi Sankyo Co. Ltd.	286,900	10,465,434
KDDI Corp.	391,900	12,085,312

		22,550,746

Mexico — 2.7%
Wal-Mart de Mexico SAB de CV	4,298,658	17,182,705

Netherlands — 4.3%
Koninklijke KPN NV	5,283,115	18,668,243
Shell PLC	312,459	8,952,283

		27,620,526

Singapore — 4.2%
DBS Group Holdings Ltd.	477,400	11,868,993
United Overseas Bank Ltd.	653,100	14,648,405

		26,517,398

Spain — 3.3%
Industria de Diseno Textil SA	631,703	21,222,184

Sweden — 2.9%
Epiroc AB, Class A	931,656	18,493,384

Switzerland — 5.4%
Lonza Group AG, Registered Shares	37,124	22,348,626
Zurich Insurance Group AG	25,565	12,250,713

		34,599,339

Security	Shares	Value

Taiwan — 6.0%
MediaTek, Inc.	628,000	$16,281,600
Taiwan Semiconductor Manufacturing Co. Ltd.	1,238,000	21,695,462

		37,977,062

United Kingdom — 23.6%
AstraZeneca PLC	138,550	19,196,694
BAE Systems PLC	1,094,795	13,242,774
Diageo PLC	562,740	25,114,875
Ferguson PLC	116,861	15,450,386
Prudential PLC	1,363,945	18,674,625
Reckitt Benckiser Group PLC	341,909	26,011,573
RELX PLC	823,243	26,663,290
Smith & Nephew PLC	423,876	5,892,100

		150,246,317

United States(b)(e) — 8.5%
Baker Hughes Co.	666,749	19,242,376
Otis Worldwide Corp.	232,078	19,587,383
Visa, Inc., Class A	66,582	15,011,578

		53,841,337

Total Long-Term Investments — 97.6% (Cost: $519,505,766)		620,668,480

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(f)(g)	16,705,696	16,705,696

Total Short-Term Securities — 2.6% (Cost: $16,705,696)		16,705,696

Total Investments Before Options Written — 100.2% (Cost: $536,211,462)		637,374,176

Options Written — (1.0)% (Premiums Received: $(5,612,447))		(6,786,820)

Total Investments, Net of Options Written — 99.2% (Cost: $530,599,015)		630,587,356
Other Assets Less Liabilities — 0.8%		5,146,058

Net Assets — 100.0%		$635,733,414

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $629,841, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(f)	Affiliate of the Trust.

(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,622,321	$11,083,375	(a)	$—	$—	$—	$16,705,696	16,705,696	$53,610	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Visa, Inc., Class A	37	04/06/23	USD	225.00	USD	834	$(8,639)
Otis Worldwide Corp.	156	04/14/23	USD	84.75	USD	1,317	(20,431)
Visa, Inc., Class A	187	04/14/23	USD	224.47	USD	4,216	(78,310)
Baker Hughes Co.	1,000	04/21/23	USD	29.00	USD	2,886	(95,000)
Otis Worldwide Corp.	687	04/21/23	USD	84.60	USD	5,798	(104,919)
TELUS Corp.	1,999	04/21/23	CAD	27.00	CAD	5,363	(48,071)
TELUS Corp.	893	04/21/23	CAD	29.00	CAD	2,396	(2,643)
Visa, Inc., Class A	37	04/21/23	USD	230.00	USD	834	(8,473)
Yum China Holdings, Inc.	257	04/21/23	USD	62.50	USD	1,629	(60,395)
Visa, Inc., Class A	34	04/28/23	USD	225.00	USD	767	(23,035)
Visa, Inc., Class A	34	05/05/23	USD	225.01	USD	767	(25,068)
Baker Hughes Co.	1,000	05/19/23	USD	30.50	USD	2,886	(92,434)
Otis Worldwide Corp.	201	05/19/23	USD	82.50	USD	1,696	(85,425)
TELUS Corp.	1,116	05/19/23	CAD	28.00	CAD	2,994	(16,928)
Visa, Inc., Class A	37	05/19/23	USD	235.00	USD	834	(14,060)
Yum China Holdings, Inc.	197	05/19/23	USD	65.00	USD	1,249	(45,802)
Baker Hughes Co.	1,000	06/16/23	USD	29.00	USD	2,886	(187,500)
TELUS Corp.	1,739	06/16/23	CAD	27.00	CAD	4,666	(89,427)

							$(1,006,560)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Budweiser Brewing Co. APAC Ltd.	JPMorgan Chase Bank N.A.	527,000	04/04/23	HKD	24.42	HKD	12,622	$(20,574)
Diageo PLC	Goldman Sachs International	69,500	04/04/23	GBP	36.60	GBP	2,512	(7,151)
Ferguson PLC	Morgan Stanley & Co. International PLC	39,100	04/04/23	GBP	123.29	GBP	4,164	—
Prudential PLC	Goldman Sachs International	154,100	04/04/23	GBP	12.93	GBP	1,698	—
Reckitt Benckiser Group PLC	JPMorgan Chase Bank N.A.	43,900	04/04/23	GBP	58.92	GBP	2,703	(145,430)
United Overseas Bank Ltd.	UBS AG	63,300	04/04/23	SGD	30.85	SGD	1,884	(704)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	734,000	04/04/23	MXN	72.60	MXN	52,870	(20,425)
Koninklijke KPN NV	Royal Bank of Canada	937,100	04/05/23	EUR	3.29	EUR	3,051	(18,171)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	64,200	04/05/23	DKK	1,016.12	DKK	69,708	(655,536)
Sanofi	Morgan Stanley & Co. International PLC	18,600	04/05/23	EUR	90.47	EUR	1,864	(197,839)
Shell PLC	Royal Bank of Canada	70,600	04/05/23	EUR	29.42	EUR	1,870	(1)
Zurich Insurance Group AG	Morgan Stanley & Co. International PLC	5,300	04/05/23	CHF	449.95	CHF	2,320	(4,865)
Epiroc AB, Class A	Morgan Stanley & Co. International PLC	54,700	04/11/23	SEK	214.81	SEK	11,257	(4,117)
KDDI Corp.	JPMorgan Chase Bank N.A.	107,500	04/11/23	JPY	4,143.69	JPY	439,998	(19,603)
Lonza Group AG	JPMorgan Chase Bank N.A.	10,000	04/11/23	CHF	574.50	CHF	5,474	(10,260)
RELX PLC	Goldman Sachs International	27,700	04/11/23	EUR	29.41	EUR	825	(18,160)
RELX PLC	Morgan Stanley & Co. International PLC	62,300	04/11/23	EUR	28.68	EUR	1,856	(82,477)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	734,100	04/11/23	MXN	73.31	MXN	52,877	(20,693)
AstraZeneca PLC	UBS AG	16,100	04/12/23	GBP	117.58	GBP	1,808	(3,139)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	76,200	04/12/23	JPY	4,527.42	JPY	367,436	$(201,001)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	121,000	04/12/23	SGD	34.91	SGD	3,993	(41)
MediaTek, Inc.	Morgan Stanley & Co. International PLC	10,000	04/12/23	TWD	748.65	TWD	7,870	(14,155)
United Overseas Bank Ltd.	UBS AG	156,600	04/12/23	SGD	31.45	SGD	4,660	(3,906)
Diageo PLC	Morgan Stanley & Co. International PLC	92,200	04/13/23	GBP	36.09	GBP	3,332	(57,587)
Ferguson PLC	Goldman Sachs International	20,200	04/13/23	GBP	122.44	GBP	2,151	(8)
Epiroc AB, Class A	Goldman Sachs International	87,500	04/18/23	SEK	205.44	SEK	18,008	(40,499)
KDDI Corp.	BNP Paribas SA	108,100	04/18/23	JPY	4,009.95	JPY	442,453	(93,881)
RELX PLC	Goldman Sachs International	62,300	04/18/23	EUR	29.38	EUR	1,856	(49,249)
RELX PLC	Goldman Sachs International	27,700	04/18/23	EUR	29.41	EUR	825	(21,325)
Epiroc AB, Class A	Morgan Stanley & Co. International PLC	108,800	04/19/23	SEK	211.69	SEK	22,391	(25,516)
EssilorLuxottica SA	Goldman Sachs International	29,600	04/19/23	EUR	168.50	EUR	4,914	(72,864)
RELX PLC	Goldman Sachs International	85,500	04/19/23	EUR	29.05	EUR	2,547	(94,168)
Prudential PLC	Goldman Sachs International	183,300	04/24/23	GBP	14.13	GBP	2,020	(583)
Epiroc AB, Class A	Morgan Stanley & Co. International PLC	50,600	04/26/23	SEK	207.28	SEK	10,413	(24,846)
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.	14,900	04/26/23	DKK	1,055.50	DKK	16,178	(98,752)
Shell PLC	Morgan Stanley & Co. International PLC	70,000	04/26/23	EUR	29.94	EUR	1,854	(2,438)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC	94,000	04/26/23	TWD	547.05	TWD	50,102	(23,545)
Air Liquide SA	UBS AG	22,400	04/27/23	EUR	153.85	EUR	3,454	(70,059)
Budweiser Brewing Co. APAC Ltd.	JPMorgan Chase Bank N.A.	527,000	04/27/23	HKD	24.18	HKD	12,622	(82,251)
Diageo PLC	Goldman Sachs International	91,500	04/27/23	GBP	35.87	GBP	3,307	(100,083)
Reckitt Benckiser Group PLC	JPMorgan Chase Bank N.A.	75,700	04/27/23	GBP	60.39	GBP	4,662	(120,597)
RELX PLC	UBS AG	104,900	04/27/23	EUR	29.53	EUR	3,125	(58,034)
Sanofi	JPMorgan Chase Bank N.A.	69,500	04/27/23	EUR	91.73	EUR	6,967	(683,616)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	74,000	04/27/23	SGD	29.02	SGD	2,202	(66,893)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	466,300	04/27/23	MXN	73.70	MXN	33,588	(28,992)
Daiichi Sankyo Co. Ltd.	Citibank N.A.	52,900	05/02/23	JPY	4,526.08	JPY	255,084	(164,637)
Ferguson PLC	Goldman Sachs International	7,000	05/02/23	GBP	114.12	GBP	746	(5,411)
Industria de Diseno Textil SA	UBS AG	142,100	05/02/23	EUR	30.39	EUR	4,391	(120,031)
Koninklijke KPN NV	Goldman Sachs International	1,067,400	05/02/23	EUR	3.27	EUR	3,475	(35,260)
MTU Aero Engines AG	Goldman Sachs International	23,700	05/02/23	EUR	236.77	EUR	5,465	(95,909)
Prudential PLC	UBS AG	90,400	05/09/23	GBP	11.33	GBP	996	(46,584)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	UBS AG	144,000	05/09/23	TWD	526.03	TWD	76,752	(99,845)
Air Liquide SA	Morgan Stanley & Co. International PLC	22,000	05/10/23	EUR	155.88	EUR	3,392	(70,762)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	93,900	05/10/23	SGD	34.10	SGD	3,099	(8,914)
Epiroc AB, Class A	Morgan Stanley & Co. International PLC	117,600	05/10/23	SEK	201.03	SEK	24,202	(118,629)
Kering SA	Goldman Sachs International	6,500	05/10/23	EUR	600.90	EUR	3,900	(128,547)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	11,500	05/10/23	EUR	847.98	EUR	9,711	(288,571)
MediaTek, Inc.	UBS AG	209,000	05/10/23	TWD	840.58	TWD	164,483	(108,956)
Industria de Diseno Textil SA	Morgan Stanley & Co. International PLC	142,100	05/16/23	EUR	30.33	EUR	4,391	(150,945)
Lonza Group AG	UBS AG	6,700	05/16/23	CHF	544.59	CHF	3,668	(138,073)
Prudential PLC	Goldman Sachs International	185,900	05/16/23	GBP	11.16	GBP	2,049	(124,687)
Zurich Insurance Group AG	Barclays Bank PLC	6,300	05/16/23	CHF	429.32	CHF	2,758	(27,705)
Kering SA	Barclays Bank PLC	6,000	05/17/23	EUR	589.93	EUR	3,600	(172,954)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Goldman Sachs International	196,000	05/17/23	TWD	538.12	TWD	104,468	(118,511)
AstraZeneca PLC	Goldman Sachs International	46,200	05/18/23	GBP	114.83	GBP	5,189	(150,918)
BAE Systems PLC	Morgan Stanley & Co. International PLC	246,300	05/18/23	GBP	10.04	GBP	2,420	(73,300)
Budweiser Brewing Co. APAC Ltd.	JPMorgan Chase Bank N.A.	751,100	05/18/23	HKD	25.41	HKD	17,989	(82,347)
Koninklijke KPN NV	JPMorgan Chase Bank N.A.	372,900	05/18/23	EUR	3.27	EUR	1,214	(15,982)
Smith & Nephew PLC	UBS AG	95,300	05/18/23	GBP	11.35	GBP	1,069	(44,155)
BAE Systems PLC	Morgan Stanley & Co. International PLC	246,300	05/23/23	GBP	10.04	GBP	2,420	(77,666)
Smith & Nephew PLC	UBS AG	95,300	05/23/23	GBP	11.35	GBP	1,069	(46,927)

								$(5,780,260)

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks

Canada	$20,744,206	$—	$—	$20,744,206
China	6,397,509	12,208,306	—	18,605,815
Denmark	—	27,889,013	—	27,889,013
France	—	99,426,573	—	99,426,573
Germany	—	13,168,365	—	13,168,365
India	—	17,504,968	629,841	18,134,809
Indonesia	—	12,448,701	—	12,448,701
Japan	—	22,550,746	—	22,550,746
Mexico	17,182,705	—	—	17,182,705
Netherlands	—	27,620,526	—	27,620,526
Singapore	—	26,517,398	—	26,517,398
Spain	—	21,222,184	—	21,222,184
Sweden	—	18,493,384	—	18,493,384
Switzerland	—	34,599,339	—	34,599,339
Taiwan	—	37,977,062	—	37,977,062
United Kingdom	—	150,246,317	—	150,246,317
United States	53,841,337	—	—	53,841,337
Short-Term Securities
Money Market Funds	16,705,696	—	—	16,705,696

	$114,871,453	$521,872,882	$629,841	$637,374,176

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(685,398)	$(6,101,422)	$—	$(6,786,820)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

Currency Abbreviation (continued)

DKK	Danish Krone

EUR	Euro

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced International Dividend Trust (BGY)

Currency Abbreviation (continued)

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

SAB	Special Assessment Bonds

5